TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 11:-   TAXES ON INCOME

a.	Israeli taxation:

	1.	Corporate tax rates:

Taxable income of the Company is subject to the Israeli corporate tax at the rate as follows: 2013 - 25%, 2014 and 2015- 26.5%. On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the standard corporate income tax rate from 26.5% to 25%.

	2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300,000.

As for plant expansions, the minimum qualifying investment is the higher of NIS 300,000 and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets.

The Company was eligible under the terms of minimum qualifying investment and elected 2008 as its "year of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140 (app. $ 40)	12%
NIS 140 - NIS 500 (app. $ 40 - $ 144)	7%
More than NIS 500 (app.$ 144)	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Investment Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Investment Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Investment Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are contingent upon the fulfillment of the conditions stipulated by the Investment Law, regulations published there-under and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. Management believes that the Company is meeting the aforementioned conditions.

Amendments to the Investment Law:

In December 2010, the "Knesset" passed the Investment Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Investment Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company and Vexigo will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011, 2012 and 2013 - 15% (in development area A - 10%); 2014 and 2015 - 16% (in development area A - 9%).

As of December 31, 2015, the Company chose not to adopt this amendment, but may elect to do so in the future. Vexigo chose to adopt this amendment and believes it is entitled to benefit from a reduced corporate tax rate under the Israeli privileged enterprise program.

3.	Tax assessments:

The Company and Vexigo have received final tax assessments through the 2010 tax year.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Law for the Encouragement of Industry (Taxation), 1969, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

MTS is currently qualified as an "industrial company" under the above definition and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

Eligibility for benefits under the Law for the Encouragement of Industry (Taxation), 1969, is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israeli Tax Authorities will agree that the Company qualifies, or, if the Company qualifies, then the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.	Tax Benefits for Research and Development:

Israeli tax law permits, under some conditions, a tax deduction for expenditures in the year incurred, including capital expenditures, in scientific research and development projects. The deduction is permitted if, among other things, the expenditures are approved by the relevant government ministry and the research and development is for the promotion of the enterprise and is carried out by, or on behalf of, a company seeking the deduction.

The OCS has approved some of the Company's research and development programs and the Company has been able to deduct, for tax purposes, a portion of its research and development expenses net of the grants received. Other research and development expenses that are not approved may be deducted for tax purposes in three equal installments during a three-year period.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Net operating loss carry-forwards:

As of December 31, 2015, the Company and its subsidiaries in Hong Kong and the U.S. had an estimated total amount of available carry-forward tax losses of approximately $ 19,950, $ 358 and $ 721, respectively, to offset against future taxable profits. The operating tax loss carry-forwards in Israel may be offset indefinitely against operating income. In addition, as of December 31, 2015, the Company had capital losses in the amount of approximately $ 451 that can be carried forward indefinitely. As of December 31, 2015, Vexigo had utilized all of its available carry-forward tax losses.

MTS IntegraTRAK is subject to U.S. income taxes. Total net operating loss carry-forwards of approximately $ 721 as of December 31, 2015, will expire in the years 2021 to 2028. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. Such annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2014	2015
Deferred tax asset (liability):

Tax loss carry-forwards	$5,221	$5,593
Allowances for doubtful accounts and accruals for employee benefits	84	103
Intangible assets	96	81
Depreciation, accruals for interest and other	732	746

Deferred tax asset before valuation allowance	6,133	6,523
Goodwill and deferred tax	(888)	(834)
Valuation allowance	(5,299)	(6,369)

Deferred tax liability, net	$(54)	$(680)

The Company and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carry-forwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carry-forwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

e.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2013	2014	2015

Income (loss) before taxes on income, net, as reported in the statements of operations from continuing operations	$1,768	$(1,636)	$(4,722)

Tax rates	25%	26.5%	26.5%

Theoretical tax expense (benefit)	$442	$(434)	$(1,251)

Decrease in taxes resulting from:

Non – deductible expenses	182	156	1,255
Loss and timing differences for which no deferred tax was provided	(252)	297	209
Tax adjustment in respect of different tax rate of subsidiaries	62	34	(49)
Changes in provision for uncertain tax positions	1	1	30

Taxes on income, net, as reported in the statements of operations	$435	$54	$194

f.	Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2013	2014	2015

Domestic	$1,561	$(1,785)	$(4,855)
Foreign	207	149	133

	$1,768	$(1,636)	$(4,722)

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2013	2014	2015

Current taxes	$35	$29	$153
Deferred taxes	400	25	41

	$435	$54	$194

Foreign	$64	$45	$57
Domestic	$371	$9	$137

h.	As of December 31, 2015, the Company recorded a liability for unrecognized tax benefits of $132. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	December 31,
	2014	2015

Balance as of beginning of the year	$101	$102
Additions based on tax positions taken during the current period	1	30

Balance at the end of the year	$102	$132